Components Of Net Periodic Benefit Cost (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Compensation and Retirement Disclosure [Abstract]
Service cost	$ 450	$ 328	$ 1,349	$ 985	$ 1,313	$ 1,061	$ 721
Interest cost	227	199	681	597	796	811	879
Amortization of prior service cost	24	24	73	73	98	98	97
Net gain	165	36	495	109	145	0	54
Total net periodic benefit cost	$ 866	$ 587	$ 2,598	$ 1,764	$ 2,352	$ 1,970	$ 1,751